KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen
Partner
Phone (212) 715-9522

July 26, 2017

VIA EDGAR
Trace Rakestraw
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Fiera Capital Series Trust
Post-Effective Amendment No. 3 to the Registration Statement
On Form N-1A (File Nos.:  333-215049 and 811-23220)

Mr. Rakestraw:

We understand that our client, Fiera Capital Series Trust (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to add Fiera Capital International Equity Fund (the “Fund”) as a new series of shares offered by the Registrant.

Registrant is seeking an accelerated and expedited review because the Fund is substantially similar to the existing series named Fiera Capital Global Equity Focused Fund, another international-focused equity fund managed by the same portfolio team.  That existing fund was recently declared effective in April 2017.  Registrant is seeking effectiveness in September 2017.

If you have any questions concerning this filing, please call me at 212-715-9522.  Thank you in advance for your attention to this matter.

Very truly yours,

/s/ George M. Silfen

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